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                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2000
                                  (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           NATIONWIDE(R) MUTUAL FUNDS

                       NATIONWIDE(R) S&P 500 INDEX FUND*

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2000

                               TABLE OF CONTENTS

Management Discussion of Fund Performance...................    3
Statement of Investments....................................    4
Statement of Assets and Liabilities.........................   11
Statement of Operations.....................................   12
Statements of Changes in Net Assets.........................   13
Financial Highlights........................................   14
Notes to Financial Statements...............................   17

---------------
* "Standard & Poor's(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For further information regarding the trademark licenses, see the Statement of Additional Information.

                         NATIONWIDE S&P 500 INDEX FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the six-month period ended April 30, 2000, the Nationwide S&P 500 Index Fund (Institutional shares) returned 7.17%* vs. a return of 7.20% for the S&P 500 Index, the benchmark index. Fund Asset Management LP took over management of the Fund at the end of 1999, so performance prior to December 29, 1999, pertains to the previous investment manager.

The Fund met its objective of replicating the return of its benchmark. For the period from October 31, 1999, through April 30, 2000, midcap securities reigned supreme vs. large- and small-cap securities. The S&P MidCap 400 Index returned 21.26% vs. the S&P 500's return of 7.20% and the Russell 2000 Index's return of 18.72%.

During the period, the technology sector was the most significant contributor to the Fund and the Index's positive return. The S&P Electric Instruments Index returned 82.35%, while the Semiconductor Index returned 67.94%. The retail and insurance industries were the hardest hit over the period, with life insurance companies posting a negative return of -37.75%, and household products and food companies declining by - 25%.

As of April 30, 2000, the S&P 500 Index, and therefore the Fund, was dominated by technology stocks that represented more than 32% of the total capitalization. Of the top 10 securities (representing 25.2%), seven were technology stocks.

During the period, the S&P 500 Index, and therefore the Fund, went through 18 composition changes. Most notably, the MidCap 400 Index's largest stock, Veritas Software, was removed and added to the S&P 500, where it became the 51st largest stock in the Index. The Fund was able to benefit from its trading of these Index changes, as on average, our executions were superior to the Index's inclusion prices.

Fund Asset Management LP -- Subadviser

---------------

* Performance without sales charge and assuming all distributions reinvested.

                                     [GRAPH]

PORTFOLIO COMPOSITION
(SUBJECT TO CHANGE)
Other           1.9%
Common Stock   98.1%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS
(For Period Ended April 30, 2000)

             CLASS A(3)            CLASS B(4)        INSTITUTIONAL
 YEARS   W/O SC**   W/ SC(1)   W/O SC**   W/ SC(2)     CLASS(*3)
-------------------------------------------------------------------
   1       9.69%      3.34%      9.57%      4.57%         9.79%
 Life     15.79%     11.98%     15.72%     13.68%        15.85%
-------------------------------------------------------------------

         SERVICE    INSTITUTIONAL    LOCAL FUND
 YEARS    CLASS*    SERVICE CLASS*     SHARES*
------------------------------------------------
   1       8.97%         9.14%          9.33%
Life(6)   15.25%        15.47%         15.58%
------------------------------------------------

*  Not subject to any sales charges.

** These returns do not reflect the effects of a sales charge.

 (1) The 5.75% maximum front-end sales charge was deducted.

 (2) The 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

 (3) Performance includes that of Local Fund Shares, which was achieved prior to the creation of Class A on December 29, 1999, restated to reflect Class A Shares' maximum sales charge but not its estimated expenses. Had this class been in existence for the time periods presented, the performance of the class would have been lower as a result of its additional expenses.

 (4) Performance includes that of Local Fund Shares, which was achieved prior to the creation of Class B on December 29, 1999, restated to reflect Class B Shares' contingent deferred sales charge but not its estimated expenses. Had this class been in existence for the time periods presented, the performance of the class would have been lower as a result of its additional expenses.

 (5) Performance includes that of Local Fund Shares, which was achieved prior to the creation of the Institutional Class on December 29, 1999, and does not reflect Institutional Class Shares' lower estimated expenses.

 (6) The Fund's Local Fund Shares began operations July 24, 1998; the Institutional Service Class and Service Class Shares (formerly Class Y and Class R, respectively) were first sold on November 2, 1998. Performance of the Service Class and Institutional Service Class Shares represents that of Local Fund Shares, which was achieved prior to the creation of the two classes on November 2, 1998. Performance would have been lower as a result of additional expenses.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

             NATIONWIDE(R) S&P 500 INDEX FUND SEMI-ANNUAL REPORT               3

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                   STATEMENT OF INVESTMENTS -- APRIL 30, 2000
                                  (UNAUDITED)

---------------------------------------------------------
 SHARES   SECURITY                              VALUE
---------------------------------------------------------
          COMMON STOCK -- AFFILIATED (0.3%)
          FINANCIAL/MISCELLANEOUS (0.3%)
 4,700    Merrill Lynch & Co., Inc.          $    479,106
                                             ------------
          TOTAL COMMON STOCK -- AFFILIATED
          (cost $381,036)                         479,106
                                             ------------
          COMMON STOCK -- UNAFFILIATED (97.8%)
          ADVERTISING SERVICES (0.1%)
 4,000    Interpublic Group of Cos., Inc.
          (The)                                   164,000
                                             ------------
          AEROSPACE (0.8%)
13,400    Boeing Co. (The)                        531,812
 3,000    General Dynamics Corp.                  175,500
 1,800    Goodrich (B.F.) Co.                      57,375
 6,300    Lockheed Martin Corp.                   156,713
 1,200    Northrop Grumman Corp.                   85,050
 7,400    United Technologies Corp.               460,188
                                             ------------
                                                1,466,638
                                             ------------
          AIRLINES (0.3%)
 2,600    AMR Corp.                                88,563
 2,100    Delta Air Lines, Inc.                   110,775
 4,100    Federal Express Corp.*                  154,519
 7,175    Southwest Airlines                      155,607
 1,300    U.S. Airways Group, Inc.*                36,156
                                             ------------
                                                  545,620
                                             ------------
          ALUMINUM (0.3%)
 3,300    Alcan Aluminum Ltd.                     108,075
 5,400    Alcoa, Inc.                             350,325
 1,100    Reynolds Metals Co.                      73,150
                                             ------------
                                                  531,550
                                             ------------
          APPAREL (0.1%)
 4,100    Nike, Inc. Class B                      178,094
                                             ------------
          APPAREL AND ACCESSORIES (0.1%)
 1,100    Liz Claiborne, Inc.                      50,944
 1,300    Reebok International Ltd.*               22,100
 1,500    VF Corp.                                 42,375
                                             ------------
                                                  115,419
                                             ------------
          BEVERAGES / ALCOHOLIC (0.5%)
   400    Adolph Coors Co. Class B                 20,400
 7,200    Anheuser-Busch Cos., Inc.               508,050
   800    Brown-Forman Corp. Class B               43,650
 6,300    Seagram Co. Ltd.                        340,200
                                             ------------
                                                  912,300
                                             ------------
          BEVERAGES / SOFT DRINK (1.4%)
37,300    Coca-Cola Co.                         1,755,432
 6,100    Coca-Cola Enterprises, Inc.             130,006
22,300    PepsiCo, Inc.                           818,131
                                             ------------
                                                2,703,569
                                             ------------

---------------------------------------------------------
 SHARES   SECURITY                              VALUE
---------------------------------------------------------
          BIOTECHNOLOGY (0.1%)
 3,000    PE Corp-PE Biosystems Group        $    180,000
                                             ------------
          BROADCAST MEDIA / CABLE TELEVISION (2.4%)
11,348    CBS Corp.*                              666,695
 5,300    Clear Channel Communications,
          Inc.*                                   381,600
14,000    Comcast Corp. Special Class A           560,875
 9,100    MediaOne Group, Inc.*                   688,188
19,400    Time Warner, Inc.                     1,744,787
10,300    Viacom, Inc. Class B*                   560,063
                                             ------------
                                                4,602,208
                                             ------------
          BUSINESS EQUIPMENT & SERVICES (0.4%)
 5,000    3COM Corp.*                             197,188
 5,900    Compuware Corp.*                         74,119
 1,600    IKON Office Solutions, Inc.               9,400
 1,500    NCR Corp.*                               57,938
 5,600    Office Depot, Inc.*                      59,150
 3,900    Pitney Bowes, Inc.                      159,413
 3,100    Silicon Graphics, Inc.*                  22,281
 9,700    Xerox Corp.                             256,443
                                             ------------
                                                  835,932
                                             ------------
          CAPITAL GOODS (6.1%)
   600    Briggs & Stratton Corp.                  23,025
 5,700    Caterpillar, Inc.                       224,794
   750    Crane Co.                                20,156
   800    Cummins Engine, Inc.                     28,450
 3,700    Deere & Co.                             149,388
 2,900    Dover Corp.                             147,356
 1,200    Eaton Corp.                             100,800
 6,700    Emerson Electric Co.                    367,663
49,600    General Electric Co.                  7,799,599
 2,200    Genuine Parts Co.                        57,750
 1,600    Grainger (W.W.), Inc.                    69,400
 4,400    Illinois Tool Works, Inc.               281,875
 2,700    Ingersoll-Rand Co.                      126,731
 1,000    ITT Industries, Inc.                     31,563
 1,300    McDermott International, Inc.            10,563
   400    Milacron, Inc.                            7,300
   800    Millipore Corp.                          57,350
 6,100    Minnesota Mining & Manufacturing
          Co.                                     527,649
   100    NACCO Industries, Inc. Class A            4,488
 1,400    Pall Corp.                               31,238
 1,500    Parker-Hannifin Corp.                    69,750
   900    PerkinElmer, Inc.*                       49,275
   700    Snap-On, Inc.                            18,506
 1,000    Stanley Works (The)                      29,500
 2,400    Textron, Inc.                           148,650
 2,600    Thermo Electron Corp.*                   50,375
   700    Timken Co. (The)                         12,950
25,572    Tyco International Ltd.               1,174,713
                                             ------------
                                               11,620,857
                                             ------------

 4              NATIONWIDE(R) S&P 500 INDEX FUND SEMI-ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

             STATEMENT OF INVESTMENTS -- APRIL 30, 2000 (CONTINUED)
                                  (UNAUDITED)

---------------------------------------------------------
 SHARES   SECURITY                              VALUE
---------------------------------------------------------
          CHEMICALS (1.1%)
 3,200    Air Products & Chemicals, Inc.     $     99,400
 1,500    Avery Dennison Corp.                     98,438
 3,400    Dow Chemical Co.                        384,199
15,950    Du Pont (E.I.) De Nemours & Co.         756,627
 1,400    Eastman Chemical Co.                     73,238
 1,400    Engelhard Corp.                          24,588
   400    FMC Corp.*                               23,275
   800    Grace (W.R.) & Co.                       10,400
   700    Great Lakes Chemical Corp.               18,856
 1,900    Hercules, Inc.                           29,569
 5,000    Occidental Petroleums Corp.             107,188
 2,600    Praxair, Inc.                           115,538
 3,031    Rohm & Haas Co.                         107,979
 1,800    Sigma-Aldrich Corp.                      52,875
 2,200    Union Carbide Corp.                     129,800
                                             ------------
                                                2,031,970
                                             ------------
          COMMUNICATION EQUIPMENT (0.1%)
 2,400    Comverse Technology, Inc.*              214,050
                                             ------------
          COMPUTER EQUIPMENT (10.6%)
 1,800    Adaptec, Inc.*                           48,600
 2,400    Apple Computer, Inc.*                   297,750
25,300    Compaq Computer Corp.                   740,025
38,800    Dell Computer Corp.*                  1,944,850
15,400    EMC Corp.*                            2,139,638
 4,900    Gateway, Inc.*                          270,725
15,200    Hewlett-Packard Co.                   2,052,000
50,500    Intel Corp.                           6,404,030
27,300    International Business Machines
          Corp.                                 3,047,362
 2,000    Lexmark International Group,
          Inc.*                                   236,000
 4,500    Network Appliance, Inc.*                332,719
23,900    Sun Microsystems, Inc.*               2,197,306
 5,800    VERITAS Software Corp.*                 622,141
                                             ------------
                                               20,333,146
                                             ------------
          COMPUTER SERVICES (0.1%)
 2,400    Computer Sciences Corp.*                195,750
                                             ------------
          COMPUTER SOFTWARE & SERVICES (8.3%)
 1,900    Adobe Systems, Inc.                     229,781
 9,300    Automatic Data Processing, Inc.         500,456
 3,500    BMC Software, Inc.*                     163,844
 3,100    Cabletron Systems, Inc.*                 70,913
103,400   Cisco Systems, Inc.*                  7,168,527
 2,900    Citrix Systems, Inc.*                   177,081
 6,800    First Data Corp.                        331,075
78,700    Microsoft Corp.*                      5,489,324
 4,600    Novell, Inc.                             90,275
 5,000    Parametric Technology Corp.              40,781
 4,600    PeopleSoft, Inc.*                        64,113
 3,400    Seagate Technology, Inc.*               172,763

---------------------------------------------------------
 SHARES   SECURITY                              VALUE
---------------------------------------------------------
          COMPUTER SOFTWARE & SERVICES (CONTINUED)
 4,400    Unisys Corp.*                      $    102,025
 7,900    Yahoo!, Inc.*                         1,028,974
                                             ------------
                                               15,629,932
                                             ------------
          CONSTRUCTION & BUILDING MATERIALS (0.2%)
 1,000    Armstrong World Industries, Inc.         19,563
   700    Centex Corp.                             16,888
 1,400    Fluor Corp.                              46,988
   500    Kaufman & Broad Home Corp.                9,625
 6,300    Masco Corp.                             141,355
 1,200    Owens Corning                            21,825
 2,400    Sherwin-Williams Co.                     59,700
 1,300    Vulcan Materials Co.                     56,956
                                             ------------
                                                  372,900
                                             ------------
          CONSUMER DURABLE (0.2%)
 1,500    Black & Decker Corp.                     63,094
 2,000    Danaher Corp.                           114,250
 2,100    Fortune Brands, Inc.                     52,500
 1,500    Maytag Corp.                             51,656
 1,200    Whirlpool Corp.                          78,150
                                             ------------
                                                  359,650
                                             ------------
          CONSUMER NON-CYCLICAL (1.8%)
 3,900    Avon Products, Inc.                     161,850
 3,800    Clorox Co. (The)                        139,650
 9,000    Colgate-Palmolive Co.                   514,125
 1,700    Ecolab, Inc.                             66,406
16,500    Gillette Co. (The)                      610,500
 1,300    International Flavor and
          Fragrances                               44,769
 8,600    Kimberly-Clark Corp.                    499,338
   500    National Service Industries, Inc.        10,750
 4,151    Newell Rubbermaid, Inc.                 104,553
19,900    Procter & Gamble Co.                  1,186,537
 1,300    Tupperware Corp.                         24,538
                                             ------------
                                                3,363,016
                                             ------------
          CONTAINERS (0.1%)
   300    Ball Corp.                                9,450
   600    Bemis Inc.                               22,088
 2,300    Crown Cork & Seal Co., Inc.              37,375
 1,800    Owens-Illinois Inc.*                     24,300
 1,400    Sealed Air Corp.*                        77,874
 1,100    Temple-Inland, Inc.                      55,138
                                             ------------
                                                  226,225
                                             ------------
          DRUGS (7.1%)
 2,100    Allergan, Inc.                          123,638
 1,700    ALZA Corp.                               74,906
19,700    American Home Products Corp.          1,106,894
15,300    Amgen, Inc.*                            856,800
 2,400    Biogen, Inc.*                           141,150
30,000    Bristol-Myers Squibb Co.              1,573,124

             NATIONWIDE(R) S&P 500 INDEX FUND SEMI-ANNUAL REPORT               5

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

             STATEMENT OF INVESTMENTS -- APRIL 30, 2000 (CONTINUED)
                                  (UNAUDITED)

---------------------------------------------------------
 SHARES   SECURITY                              VALUE
---------------------------------------------------------
          DRUGS (CONTINUED)
16,600    Eli Lilly & Co.                    $  1,283,388
35,300    Merck & Co., Inc.                     2,453,349
58,500    Pfizer, Inc.                          2,464,312
19,087    Pharmacia & Upjohn, Inc.                953,157
22,000    Schering-Plough Corp.                   886,875
13,100    Warner-Lambert Co.                    1,490,944
 1,600    Watson Pharmaceutical, Inc.*             71,900
                                             ------------
                                               13,480,437
                                             ------------
          ELECTRONICS (4.8%)
 2,200    Advanced Micro Devices, Inc.*           193,050
 3,100    Altera Corp.*                           316,975
 5,200    Analog Devices, Inc.*                   399,425
 1,500    Andrew Corp.*                            44,156
11,600    Applied Materials, Inc.*              1,181,025
 3,100    Conexant Systems, Inc.*                 185,613
 1,100    Cooper Industries, Inc.                  37,744
 2,800    KLA-Tencor Corp.*                       209,650
 4,900    Linear Technology Corp.                 279,913
 4,400    LSI Logic Corp.*                        275,000
 4,000    Micron Technology, Inc.*                557,000
 2,825    Molex, Inc.                             155,198
10,750    Motorola, Inc.                        1,279,921
 2,700    National Semiconductor Corp.*           164,025
 5,100    Raytheon Co.                            113,156
 2,600    Rockwell International Corp.            102,375
 2,400    Scientific-Atlanta, Inc.                156,150
 8,800    Solectron Corp.*                        411,950
   800    Tektronix, Inc.                          46,300
 6,200    Tellabs, Inc.*                          339,838
 2,700    Teradyne, Inc.*                         297,000
12,300    Texas Instruments, Inc.               2,003,362
 1,000    Thomas & Betts Corp.                     30,813
 4,700    Xilinx, Inc.*                           344,275
                                             ------------
                                                9,123,914
                                             ------------
          ENTERTAINMENT (0.7%)
31,300    Walt Disney Co. (The)                 1,355,681
                                             ------------
          FINANCIAL / BANKS (4.4%)
 5,200    AmSouth Bancorp                          75,725
25,823    Bank of America Corp.                 1,265,326
11,400    Bank of New York Co., Inc.              468,113
17,534    Bank One Corp.                          534,787
 4,800    BB&T Corp.                              127,800
12,600    Chase Manhattan Corp. (The)             907,987
 2,600    Comerica, Inc.                          110,175
 4,800    Fifth Third Bancorp                     303,000
14,600    First Union Corp.                       465,375
15,127    FirStar Corp.                           376,284
14,116    Fleet Boston Corp.                      500,236
 2,940    Huntington Bancshares, Inc.              53,655
 6,200    Keycorp                                 114,700
 8,000    Mellon Financial Corp.                  257,000

---------------------------------------------------------
 SHARES   SECURITY                              VALUE
---------------------------------------------------------
          FINANCIAL / BANKS (CONTINUED)
 8,700    National City Corp.                $    147,900
 3,500    Northern Trust Corp.                    224,438
 4,300    PNC Bank Corp.                          187,588
 2,800    Regions Financial Corp.                  57,225
 3,000    SouthTrust Corp.                         71,625
 2,500    State Street Corp.                      242,188
 2,200    Summit Bancorp                           55,825
 4,600    Suntrust Banks, Inc.                    233,450
 3,600    Synovus Financial Corp.                  66,825
10,900    U.S. Bancorp Class A                    221,406
 1,800    Union Planters Corp.                     50,963
 2,900    Wachovia Corp.                          181,794
25,200    Wells Fargo Co.                       1,034,774
                                             ------------
                                                8,336,164
                                             ------------
          FINANCIAL / MISCELLANEOUS (4.6%)
 6,900    American Express Co.                  1,035,431
10,700    Associates First Capital Corp.          237,406
 2,181    Bear Stearns Cos., Inc.                  93,510
 3,000    Capital One Financial Corp.             131,250
50,975    Citigroup, Inc.                       3,029,826
 1,700    Countrywide Credit Industries,
          Inc.                                     46,963
 3,500    Franklin Resources, Inc.                112,875
 2,100    Golden West Financial Corp.              71,663
 6,900    Household International, Inc.           288,075
 2,100    Lehman Brothers Holdings, Inc.          172,331
 4,100    Marsh & Mclennan Co.                    404,106
11,750    MBNA Corp.                              312,109
 2,700    Morgan (J.P.) & Co., Inc.               346,613
17,200    Morgan Stanley Dean Witter & Co.      1,320,099
 1,700    Old Kent Financial Corp.                 51,213
 2,500    Paine Webber Group, Inc.                109,688
 1,600    Price, T. Rowe Associates, Inc.          61,000
 2,200    Providian Financial Corp.               193,738
12,800    Schwab (Charles) Corp.                  569,600
 2,100    SLM Holding Corp.                        65,756
 8,404    Washington Mutual, Inc.                 214,827
                                             ------------
                                                8,868,079
                                             ------------
          FOOD & RELATED (1.6%)
 8,213    Archer-Daniels-Midland Co.               81,617
 4,400    BestFoods, Inc.                         221,099
 6,100    Campbell Soup Co.                       158,600
 7,400    ConAgra, Inc.                           139,675
 4,700    General Mills                           170,963
 5,700    Heinz (H.J.) Co.                        193,800
 2,300    Hershey Foods Corp.                     104,363
 5,700    Kellogg Co.                             139,294
 5,100    Nabisco Group Holdings Corp.             65,663
36,300    Philip Morris Cos., Inc.                794,062
 2,200    Quaker Oats Co.                         143,413
 4,000    Ralston-Ralston Purina Group             70,750
13,100    Sara Lee Corp.                          196,500

 6              NATIONWIDE(R) S&P 500 INDEX FUND SEMI-ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

             STATEMENT OF INVESTMENTS -- APRIL 30, 2000 (CONTINUED)
                                  (UNAUDITED)

---------------------------------------------------------
 SHARES   SECURITY                              VALUE
---------------------------------------------------------
          FOOD & RELATED (CONTINUED)
 8,414    Unilever NV                        $    383,362
 1,600    Wrigley (Wm.) Jr., Co.                  115,800
                                             ------------
                                                2,978,961
                                             ------------
          FURNITURE / FURNISHINGS (0.0%)
 2,500    Leggett & Platt, Inc.                    53,438
                                             ------------
          GOLD (0.1%)
 5,300    Barrick Gold Corp.                       89,106
 1,900    Freeport-McMoRan Copper & Gold,
          Inc.*                                    18,288
 5,200    Homestake Mining Co.                     31,200
 2,900    Newmont Mining Corp.                     67,969
 4,200    Placer Dome, Inc.                        34,125
                                             ------------
                                                  240,688
                                             ------------
          HEALTH CARE (2.8%)
23,000    Abbott Laboratories                     884,063
 1,000    Bard (C.R.), Inc.                        43,563
 1,000    Bausch & Lomb, Inc.                      60,375
 3,500    Becton Dickinson & Co.                   89,688
 1,900    Biomet, Inc.                             67,806
 6,000    Boston Scientific Corp.*                159,000
 4,100    Cardinal Health, Inc.                   225,756
 8,200    Columbia / HCA Healthcare Corp.         233,188
 4,500    Guidant Corp.                           258,188
 6,800    HealthSouth Corp.*                       54,825
 1,900    Humana, Inc.*                            14,606
21,000    Johnson & Johnson Co.                 1,732,499
   800    Mallinckrodt, Inc.                       21,500
 1,200    Manor Care, Inc.*                        14,325
 3,881    Mckesson HBOC, Inc.                      65,492
18,100    Medtronic, Inc.                         940,068
 2,300    Quintiles Transnational Corp.            32,919
 1,500    St. Jude Medical, Inc.*                  46,781
 4,400    Tenet Healthcare Corp.                  112,200
 2,400    UnitedHealth Group, Inc.                160,050
 1,100    Wellpoint Health Networks, Inc.*         81,125
                                             ------------
                                                5,298,017
                                             ------------
          HOMEBUILDING (0.0%)
   500    Pulte Corp.                              10,750
                                             ------------
          HOTELS / MOTELS (0.1%)
 5,400    Hilton Hotels Corp.                      45,900
 3,400    Marriott International, Inc.
          Class A                                 108,800
 3,300    Mirage Resorts, Inc.                     67,238
                                             ------------
                                                  221,938
                                             ------------
          INSURANCE (2.1%)
11,700    Allstate Corp.                          276,412
23,403    American International Group,
          Inc.                                  2,567,016
 3,850    AON Corp.                               104,191
 2,800    Chubb Corp.                             178,150

---------------------------------------------------------
 SHARES   SECURITY                              VALUE
---------------------------------------------------------
          INSURANCE (CONTINUED)
 2,200    Cincinnati Financial Corp.         $     88,688
 3,200    Hartford Financial Services Group       167,000
 1,400    Loews Corp.                              77,175
 1,500    MBIA, Inc.                               74,156
 1,800    MGIC Investment Corp.                    86,063
 1,200    Progressive Corp. (The)                  78,525
 3,000    SAFECO Corp.                             66,375
 3,800    St. Paul Cos., Inc.                     135,375
 3,657    Unum Provident Corp.                     62,169
                                             ------------
                                                3,961,295
                                             ------------
          INSURANCE / LIFE (0.5%)
 2,500    Aetna, Inc.                             144,688
 3,900    AFLAC, Inc.                             190,369
 3,600    American General Corp.                  201,599
 2,800    CIGNA Corp.                             223,299
 6,200    Conseco, Inc.                            33,713
 1,400    Jefferson-Pilot Corp.                    93,188
 2,700    Lincoln National Corp.                   93,994
 1,600    Torchmark Corp.                          40,100
                                             ------------
                                                1,020,950
                                             ------------
          LEISURE PRODUCTS (0.2%)
 1,800    Brunswick Corp.                          34,538
 9,000    Carnival Corp.                          223,875
 2,400    Hasbro, Inc.                             38,250
 6,600    Mattel, Inc.                             80,850
                                             ------------
                                                  377,513
                                             ------------
          MANUFACTURING / DIVERSIFIED (0.4%)
11,725    Honeywell International, Inc.           656,600
 2,400    PPG Industries, Inc.                    130,500
                                             ------------
                                                  787,100
                                             ------------
          MEDICAL (0.2%)
 4,600    Baxter International, Inc.              299,575
                                             ------------
          METALS (0.1%)
 2,400    Inco, Ltd.                               37,500
 1,508    Phelps Dodge Corp.                       69,745
                                             ------------
                                                  107,245
                                             ------------
          MORTGAGE / ASSET BACKED OBLIGATIONS (0.7%)
15,500    Fannie Mae                              934,844
10,400    Freddie Mac                             477,750
                                             ------------
                                                1,412,594
                                             ------------
          MOTOR VEHICLES (1.4%)
 2,600    Dana Corp.                               78,975
 7,995    Delphi Automotive Systems Corp.         152,904
18,300    Ford Motor Co.                        1,000,781
 9,700    General Motors Corp.                    908,163
 4,500    Harley-Davidson, Inc.                   179,156

             NATIONWIDE(R) S&P 500 INDEX FUND SEMI-ANNUAL REPORT               7

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

             STATEMENT OF INVESTMENTS -- APRIL 30, 2000 (CONTINUED)
                                  (UNAUDITED)

---------------------------------------------------------
 SHARES   SECURITY                              VALUE
---------------------------------------------------------
          MOTOR VEHICLES (CONTINUED)
 1,500    Johnson Controls, Inc.             $     94,969
 1,000    Navistar International Corp.*            35,000
 1,300    PACCAR, Inc.                             61,831
 1,900    TRW, Inc.                               111,150
                                             ------------
                                                2,622,929
                                             ------------
          NATURAL GAS (0.3%)
 1,400    Columbia Energy Group                    87,850
   300    Eastern Enterprises                      18,263
 3,700    El Paso Energy Corp.                    157,249
   500    NICOR, Inc.                              16,938
   400    ONEOK, Inc.                              10,100
   800    People's Energy Corp.                    24,850
 3,715    Sempra Energy                            68,960
 6,300    Williams Cos., Inc. (The)               235,068
                                             ------------
                                                  619,278
                                             ------------
          OIL & GAS (1.8%)
 1,200    Amerada Hess Corp.                       76,350
 1,900    Apache Corp.                             92,031
   800    Ashland, Inc.                            27,300
 3,300    Coastal Corp. (The)                     165,619
 9,007    Conoco, Inc. Class B                    224,049
10,800    Enron Corp.                             752,625
32,400    Royal Dutch Petroleum Co.             1,858,950
 1,000    Sunoco, Inc.                             30,313
 3,200    Transocean Sedco Forex, Inc.            150,400
 4,800    USX-Marathon Group                      111,900
                                             ------------
                                                3,489,537
                                             ------------
          OIL / DOMESTIC (0.3%)
 2,200    Anadarko Petroleum Corp.                 95,563
 3,100    Burlington Resources, Inc.              121,869
 1,484    Kerr-Mcgee Corp.                         76,797
 3,600    Phillips Petroleum Co.                  170,774
 2,500    Tosco Corp.                              80,156
 4,200    Union Pacific Resources Group,
          Inc.                                     80,588
                                             ------------
                                                  625,747
                                             ------------
          OIL / INTERNATIONAL (2.9%)
10,100    Chevron Corp.                           859,763
52,189    Exxon Mobil Corp.                     4,054,433
 8,600    Texaco, Inc.                            425,700
 3,700    Unocal Corp.                            119,556
                                             ------------
                                                5,459,452
                                             ------------
          OIL EQUIPMENT & SERVICES (0.6%)
 4,970    Baker Hughes, Inc.                      158,108
 6,900    Halliburton Co.                         304,894
 1,700    Rowan Cos.*                              47,494
 8,200    Schlumberger Ltd.                       627,812
                                             ------------
                                                1,138,308
                                             ------------

---------------------------------------------------------
 SHARES   SECURITY                              VALUE
---------------------------------------------------------
          PAPER & FOREST PRODUCTS (0.5%)
 1,100    Boise Cascade Corp.                $     35,819
 1,700    Champion International Corp.            111,775
 3,400    Fort James Corp.                         81,388
 2,900    Georgia Pacific Corp.                   106,575
 5,994    International Paper Co.                 220,279
 1,200    Louisiana-Pacific Corp.                  16,050
 1,200    Mead Corp.                               41,775
 1,800    Pactiv Corp.                             14,738
   300    Potlatch Corp.                           11,831
 1,200    Westvaco Corp.                           37,050
 3,800    Weyerhaeuser Co.                        203,062
 1,400    Williamette Industries, Inc.             53,463
                                             ------------
                                                  933,805
                                             ------------
          PHOTOGRAPHIC (0.2%)
 5,000    Eastman Kodak Co.                       279,687
 1,000    Polaroid Corp.                           20,188
                                             ------------
                                                  299,875
                                             ------------
          POLLUTION CONTROL (0.1%)
 2,000    Allied Waste Industries, Inc.*           12,250
 8,900    Waste Management, Inc.                  141,288
                                             ------------
                                                  153,538
                                             ------------
          PRINTING & PUBLISHING (0.5%)
   700    American Greetings Corp. Class A         12,688
 1,400    Donnelley (R.R.) & Sons Co.              29,750
 1,200    Dow Jones & Co., Inc.                    77,850
 4,200    Gannett Co., Inc.                       268,274
   400    Jostens, Inc.                             9,875
 1,500    Knight-Ridder, Inc.                      73,594
 3,200    McGraw-Hill Cos., Inc. (The)            167,999
   600    Meredith Corp.                           16,688
 2,400    New York Times Co. (The) Class A         98,850
 1,000    Times Mirror Co. (The)                   97,563
 3,800    Tribune Co.                             147,725
                                             ------------
                                                1,000,856
                                             ------------
          RAILROADS (0.3%)
 6,600    Burlington Northern Santa Fe
          Corp.                                   159,225
 2,800    CSX Corp.                                58,625
 1,600    Kansas City Southern Industries,
          Inc.                                    115,000
 5,200    Norfolk Southern Corp.                   91,650
 4,000    Union Pacific Corp.                     168,500
                                             ------------
                                                  593,000
                                             ------------
          RESTAURANTS (0.5%)
 1,500    Darden Restaurants, Inc.                 27,656
 2,300    Harrah's Entertainment, Inc.*            47,294
20,800    McDonald's Corp.                        793,000

 8              NATIONWIDE(R) S&P 500 INDEX FUND SEMI-ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

             STATEMENT OF INVESTMENTS -- APRIL 30, 2000 (CONTINUED)
                                  (UNAUDITED)

---------------------------------------------------------
 SHARES   SECURITY                              VALUE
---------------------------------------------------------
          RESTAURANTS (CONTINUED)
 2,300    Tricon Global Restaurants, Inc.*   $     78,488
 2,200    Wendy's International, Inc.              49,225
                                             ------------
                                                  995,663
                                             ------------
          RETAIL (5.1%)
 1,800    Autozone, Inc.*                          41,288
 2,300    Bed, Bath & Beyond, Inc.*                84,381
 3,000    Best Buy Co., Inc.*                     242,250
 3,200    Circuit City Stores-Circuit City
          Group                                   188,200
 1,300    Consolidated Stores Corp.*               16,169
 6,900    Costco Wholesale Corp.*                 373,031
 6,100    CVS Corp.                               265,350
 1,200    Dillard's, Inc., Class A                 16,725
 3,668    Dollar General Corp.                     83,906
 2,900    Federated Department Stores,
          Inc.*                                    98,600
12,700    Gap, Inc.                               466,724
   800    Harcourt General, Inc.                   29,900
34,850    Home Depot, Inc.                      1,953,777
 7,200    Kmart Corp.*                             58,500
 5,100    Kohls Corp.*                            244,800
 3,000    Limited, Inc. (The)                     135,563
 5,800    Lowe's Cos., Inc.                       287,100
 4,900    May Department Stores Co. (The)         134,750
 1,800    Nordstrom, Inc.                          50,063
 3,400    Penney (J.C), Co., Inc.                  46,963
   300    Russell Corp.                             5,888
 5,900    Sears, Roebuck & Co.                    216,088
 7,500    Staples, Inc.*                          142,969
 3,100    Tandy Corp.                             176,700
 6,800    Target Corp.                            452,624
 5,000    TJX Cos., Inc.                           95,938
 4,100    Toys 'R' Us, Inc.*                       62,525
67,300    Wal-Mart Stores, Inc.                 3,726,737
                                             ------------
                                                9,697,509
                                             ------------
          RETAIL / FOOD & DRUG (0.8%)
 6,134    Albertson's, Inc.                       199,738
   400    Great Atlantic & Pacific Tea Co.,
          Inc. (The)                                7,325
12,200    Kroger Co.                              226,463
   400    Longs Drug Stores Corp.                   9,300
 5,300    Rite Aid Corp.                           26,500
 7,900    Safeway, Inc.*                          348,587
 1,600    Supervalu, Inc.                          33,100
 4,900    SYSCO Corp.                             184,363
14,900    Walgreen Co.                            419,062
 1,800    Winn-Dixie Stores, Inc.                  29,813
                                             ------------
                                                1,484,251
                                             ------------
          SERVICES (4.0%)
34,500    America Online, Inc.*                 2,063,530

---------------------------------------------------------
 SHARES   SECURITY                              VALUE
---------------------------------------------------------
          SERVICES (CONTINUED)
 1,100    Autodesk, Inc.                     $     42,213
10,200    Cendant Corp.                           157,463
 2,300    Ceridian Corp.*                          49,881
 8,700    Computer Associates
          International, Inc.                     485,569
   800    Deluxe Corp.                             20,150
 2,100    Dun & Bradstreet Corp. (The)             63,263
 7,300    Electronic Data Systems Corp.           501,874
 1,800    Equifax, Inc.                            43,988
 1,400    H&R Block, Inc.                          58,538
 5,100    IMS Health, Inc.                         87,019
 2,600    Omnicom Group                           236,763
42,700    Oracle Corp.*                         3,413,330
 3,850    Paychex, Inc.                           202,606
 1,300    Ryder System, Inc.                       28,844
 2,217    Sabre Holdings, Inc.*                    77,456
   600    Shared Medical Systems Corp.             24,863
 1,200    Young & Rubicam, Inc.                    66,825
                                             ------------
                                                7,624,175
                                             ------------
          STEEL (0.1%)
 1,100    Allegheny Teledyne, Inc.                 26,606
 3,400    Bethlehem Steel Corp.*                   18,275
 1,300    Nucor Corp.                              55,900
 1,800    USX-U.S. Steel Group, Inc.               45,113
 1,000    Worthington Industries, Inc.             12,375
                                             ------------
                                                  158,269
                                             ------------
          TELECOMMUNICATIONS (11.2%)
 4,700    ADC Telecommunications, Inc.*           285,525
 4,900    Alltel Corp.                            326,463
48,324    AT&T Corp.                            2,256,126
23,500    Bell Atlantic Corp.                   1,392,375
28,500    Bellsouth Corp.                       1,387,594
 1,900    CenturyTel, Inc.                         46,550
 4,100    Corning, Inc.                           809,750
11,485    Global Crossing Ltd.*                   361,778
14,700    GTE Corp.                               995,925
48,175    Lucent Technologies, Inc.             2,995,882
42,944    MCI WorldCom, Inc.*                   1,951,268
 5,400    Nextel Communications, Inc.*            590,963
21,800    Nortel Networks Corp.                 2,468,849
11,200    QUALCOMM, Inc.*                       1,214,500
51,612    SBC Communications, Inc.              2,261,250
13,300    Sprint Corp. (FON Group)                817,950
12,900    Sprint Corp. (PCS Group)*               709,500
 7,800    U.S. West, Inc.                         555,263
                                             ------------
                                               21,427,511
                                             ------------
          TEXTILES (0.0%)
   200    Springs Industries, Inc. Class A          8,213
                                             ------------

             NATIONWIDE(R) S&P 500 INDEX FUND SEMI-ANNUAL REPORT               9

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

             STATEMENT OF INVESTMENTS -- APRIL 30, 2000 (CONTINUED)
                                  (UNAUDITED)

---------------------------------------------------------
 SHARES   SECURITY                              VALUE
---------------------------------------------------------
          TIRE / RUBBER (0.0%)
   900    Cooper Tire & Rubber Co.           $     12,150
 2,600    Goodyear Tire & Rubber Co.               71,825
                                             ------------
                                                   83,975
                                             ------------
          TOBACCO (0.0%)
 3,300    UST, Inc.                                49,500
                                             ------------
          UTILITIES (1.7%)
 3,000    AES Corp.*                              269,812
 1,800    Ameren Corp.                             66,038
 2,600    American Electric Power Co., Inc.        95,225
 2,600    Carolina Power & Light Co.               95,063
 2,700    Central & Southwest Corp.                58,556
 2,800    Cinergy Corp.                            74,900
 2,200    CMS Energy Corp.                         41,800
 3,400    Consolidated Edison, Inc.               119,638
 2,400    Constellation Energy Group, Inc.         79,350
 3,867    Dominion Resources, Inc.                174,014
 2,500    DTE Energy Co.                           81,563
 5,700    Duke Power Co.                          327,749
 5,800    Edison International                    110,563
 3,500    Entergy Corp.                            89,031
 3,100    FirstEnergy Corp.                        78,856
 3,000    Florida Power & Light, Inc.             135,563
 1,300    Florida Progress Corp.                   63,700
 2,100    GPU, Inc.                                58,931
 1,400    New Century Energies, Inc.               45,675
 2,100    Niagara Mohawk Holdings, Inc.*           29,138
 2,900    Northern States Power Co.                63,256
 3,000    PECO Energy Co.                         125,063
 5,500    PG&E Corp.                              142,656

---------------------------------------------------------
 SHARES   SECURITY                              VALUE
---------------------------------------------------------
          UTILITIES (CONTINUED)
 1,600    Pinnacle West Capital Corp.        $     56,200
 1,800    PP&L Resources, Inc.                     42,975
 3,200    Public Service Enterprise Group,
          Inc.                                    114,800
 4,100    Reliant Energy, Inc.                    109,163
10,600    Southern Co.                            264,337
 4,500    Texas Utilities Co.                     151,594
 3,300    Unicom Corp.                            131,175
                                             ------------
                                                3,296,384
                                             ------------
          TOTAL COMMON STOCK --UNAFFILIATED
          (cost $170,090)                     186,278,940
                                             ------------
          PREFERRED STOCK (0.0%)
          CONSUMER NON-DURABLE (0.0%)
   600    Alberto Culver Co., Class B
          (cost $15,482)                           14,175
                                             ------------
          REPURCHASE AGREEMENT (0.0%)
10,000    Fifth Third Bank 5.78%, 05/01/00,
          Collateralized by $845,256 FNMA
          Pool #303741, 7.00%, 02/01/11 and
          $999,000 FNMA Pool #4060067,
          6.50%, 08/01/24, market value
          $1,723,000 (cost $10,000)                10,000
                                             ------------
          S&P 500 DEPOSITORY RECEIPTS (1.9%)
24,951    S&P 500 Depository Receipts
          (cost $3,597,733)                     3,628,811
                                             ------------
          TOTAL INVESTMENTS
          (cost $174,094,716)                $190,411,032
                                             ============

 -------------------------------------------------------

 The abbreviations in the above statement stand for the following:

 FNMA -- Federal National Mortgage Association.

 * Denotes a non-income producing security.

 Portfolio holding percentages represent market value as a percentage of net assets.

 See accompanying notes to financial statements.

 10              NATIONWIDE(R) S&P 500 INDEX FUND SEMI-ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                 APRIL 30, 2000
                                  (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, affiliated, at value (cost
    $381,036)                                                 $    479,106
  Investments in securities, unaffiliated, at value (cost
    $173,703,680)                                              189,921,926
  Repurchase Agreements, at value (cost $10,000 )                   10,000
  Cash                                                                 846
  Receivable for investment securities sold                      1,304,971
  Receivable for Fund shares sold                                      345
  Receivable from adviser                                            9,774
  Interest and dividends receivable                                138,882
  Prepaid and other assets                                          64,181
                                                              ------------
      Total Assets                                             191,930,031
                                                              ------------
LIABILITIES:
  Payable for investment securities purchased                      933,874
  Accrued expenses and other payables:
    Investment management fees                                      19,601
    Fund administration fees                                         7,539
    Transfer agent fees                                              1,502
    Distribution fees                                               18,256
    Administrative servicing fees                                   33,422
    Other                                                           45,284
                                                              ------------
      Total Liabilities                                          1,059,478
                                                              ------------
        Net Assets                                            $190,870,553
                                                              ============
NET ASSETS:
  Capital                                                     $173,774,420
  Undistributed net investment income                               77,252
  Net unrealized appreciation from investments                  16,316,316
  Accumulated undistributed net realized gains from
    investment transactions                                        702,565
                                                              ------------
NET ASSETS                                                    $190,870,553
                                                              ============
NET ASSETS:
  Class A                                                     $    774,598
  Class B                                                          270,256
  Institutional Class                                               49,556
  Service Class                                                142,723,433
  Institutional Service Class                                   27,015,646
  Local Fund Shares                                             20,037,064
                                                              ------------
      Total                                                   $190,870,553
                                                              ============
SHARES OUTSTANDING (unlimited number of shares authorized):
  Class A                                                           61,113
  Class B                                                           21,345
  Institutional Class                                                3,908
  Service Class                                                 11,279,461
  Institutional Service Class                                    2,130,277
  Local Fund Shares                                              1,580,367
                                                              ------------
      Total                                                     15,076,471
                                                              ============
NET ASSET VALUE PER SHARE:
  Class A                                                     $      12.67
  Class B                                                     $      12.66
  Institutional Class                                         $      12.68
  Service Class                                               $      12.65
  Institutional Service Class                                 $      12.68
  Local Fund Shares                                           $      12.68
OFFERING PRICE (100% / (100% - Maximum Sales Charge)
  of net asset value adjusted to nearest cent per share):
  Class A                                                     $      13.74
  Class B                                                     $      12.66
  Institutional Class                                         $      12.68
  Service Class                                               $      12.65
  Institutional Service Class                                 $      12.68
  Local Fund Shares                                           $      12.68
                                                              ------------
Maximum sales charge -- Class A                                       5.75%
                                                              ============

------------------------------------------------------
See accompanying notes to financial statements.

            NATIONWIDE(R) S&P 500 INDEX FUND SEMI-ANNUAL REPORT               11

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                            STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                              FOR THE PERIOD ENDED
                                                                 APRIL 30, 2000
                                                                  (UNAUDITED)
                                                              --------------------
INVESTMENT INCOME:
  Interest income                                                  $   51,947
  Dividend income                                                     887,331
                                                                   ----------
     Total Income                                                     939,278
EXPENSES:
  Investment management fees                                          100,003
  Fund administration fees                                             38,463
  Custodian fees                                                       41,598
  Distribution fees                                                    88,860
  Administrative servicing fees                                       161,764
  Professional fees                                                     7,436
  Trustees' fees and expenses                                              87
  Transfer agent fees                                                   8,022
  Registration and filing fees                                          6,703
  Shareholders' reports                                                20,208
  Insurance                                                                49
  Other                                                                23,282
                                                                   ----------
     Total expenses before waived or reimbursed expenses              496,475
     Expenses waived or reimbursed                                    (64,283)
                                                                   ----------
     Net expenses                                                     432,192
                                                                   ----------
NET INVESTMENT INCOME                                                 507,086
                                                                   ----------
REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
  Net realized gains from investment transactions                     871,591
  Net change in unrealized appreciation from investments            8,245,302
                                                                   ----------
Net realized/unrealized gains from investments                      9,116,893
                                                                   ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                     $9,623,979
                                                                   ==========

------------------------------------------------------
See accompanying notes to financial statements.

 12              NATIONWIDE(R) S&P 500 INDEX FUND SEMI-ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                FOR THE PERIOD          FOR THE YEAR
                                                                    ENDED                  ENDED
                                                              APRIL 30, 2000 (b)    OCTOBER 31, 1999 (a)
                                                              ------------------    --------------------
                                                                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                                          $    507,086           $    534,505
  Net realized gains from investment transactions                     871,591                 76,827
  Net change in unrealized appreciation from investments            8,245,302              8,790,010
                                                                 ------------           ------------
  Change in net assets resulting from operations                    9,623,979              9,401,342
                                                                 ------------           ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
  Net investment income                                                  (487)                    --
                                                                 ------------           ------------
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
  Net investment income                                                  (202)                    --
                                                                 ------------           ------------
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS FROM:
  Net investment income                                                   (23)                    --
                                                                 ------------           ------------
DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS FROM:
  Net investment income                                              (304,894)              (179,657)
  Net realized gains from investment transactions                    (150,290)                    --
                                                                 ------------           ------------
DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS SHAREHOLDERS
  FROM:
  Net investment income                                               (76,509)               (59,524)
  Net realized gains from investment transactions                     (32,896)                    --
                                                                 ------------           ------------
DISTRIBUTIONS TO LOCAL FUND SHAREHOLDERS FROM:
  Net investment income                                              (110,143)              (251,510)
  Net realized gains from investment transactions                     (53,732)                    --
                                                                 ------------           ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS                  (729,176)              (490,691)
                                                                 ------------           ------------
CAPITAL TRANSACTIONS: (c)
  Proceeds from shares issued                                      93,461,911             95,453,068
  Dividends reinvested                                                729,109                490,698
  Cost of shares redeemed                                         (32,326,493)            (7,068,579)
                                                                 ------------           ------------
  Change in net assets from capital transactions                   61,864,527             88,875,187
                                                                 ------------           ------------
  Change in net assets                                             70,759,330             97,785,838
NET ASSETS:
  Beginning of period                                             120,111,223             22,325,385
                                                                 ------------           ------------
  End of period                                                  $190,870,553           $120,111,223
                                                                 ============           ============
  Undistributed net realized gain on investments included in
    net assets at end of period                                  $    702,565           $     67,892
                                                                 ============           ============
  Undistributed net investment income included in net assets
    at end of period                                             $     77,252           $     62,424
                                                                 ============           ============
SHARE TRANSACTIONS: (c)
  Sold                                                              7,519,339              8,334,075
  Reinvested                                                           57,699                 43,870
  Redeemed                                                         (2,573,613)              (616,230)
                                                                 ------------           ------------
  Change in shares                                                  5,003,425              7,761,715
                                                                 ============           ============

------------------------------------------------------

(a) The Service Class and Institutional Service Class shares (formerly known as Class R and Class Y, respectively) were first offered to the public on November 2, 1998.

(b) The Class A, Class B and Institutional Class Shares were first offered to the public on December 29, 1999.

(c) Both the Capital and Share Transactions sections represent combined data for all classes of shares.

See accompanying notes to financial statements.

            NATIONWIDE(R) S&P 500 INDEX FUND SEMI-ANNUAL REPORT               13

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                INSTITUTIONAL
                                                 CLASS A                  CLASS B                   CLASS
                                          ---------------------    ---------------------    ---------------------
                                               PERIOD FROM              PERIOD FROM              PERIOD FROM
                                            DECEMBER 29, 1999        DECEMBER 29, 1999        DECEMBER 29, 1999
                                          TO APRIL 30, 2000 (a)    TO APRIL 30, 2000 (a)    TO APRIL 30, 2000 (a)
                                          ---------------------    ---------------------    ---------------------
                                               (UNAUDITED)              (UNAUDITED)              (UNAUDITED)
NET ASSET VALUE --
  BEGINNING OF PERIOD                            $12.73                   $12.73                   $12.73
                                                 ------                   ------                   ------
INVESTMENT ACTIVITIES:
  Net investment income                            0.03                     0.01                     0.04
  Net realized and unrealized gain                (0.06)                   (0.06)                   (0.06)
                                                 ------                   ------                   ------
       Total investment activities                (0.03)                   (0.05)                   (0.02)
                                                 ------                   ------                   ------
DISTRIBUTIONS:
  Net investment income                           (0.03)                   (0.01)                   (0.03)
  Distributions in excess of net
     investment income                               --                    (0.01)                      --
                                                 ------                   ------                   ------
NET ASSET VALUE -- END OF PERIOD                 $12.67                   $12.66                   $12.68
                                                 ======                   ======                   ======
  Total Return (excluding sales charge)
     (b)                                           7.08%                    6.96%                    7.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)               $  775                   $  270                   $   50
Ratio of expenses to average net assets            0.63%(c)                 1.23%(c)                 0.23%(c)
Ratio of net investment income to
  average net assets                               0.40%(c)                (0.21)%(c)                0.77%(c)
Ratio of expenses to average net assets*           0.68%(c)                 1.36%(c)                 0.32%(c)
Ratio of net investment income to
  average net assets*                              0.35%(c)                (0.34)%(c)                0.68%(c)
Portfolio turnover rate (b,d)                     50.40%                   50.40%                   50.40%

------------------------------------------------------
*   Ratios calculated as if no fees were waived or expenses reimbursed.

(a) The Class A, Class B and Institutional Class shares were first offered to the public on December 29, 1999.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

 14              NATIONWIDE(R) S&P 500 INDEX FUND SEMI-ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                             SERVICE CLASS                       INSTITUTIONAL SERVICE CLASS
                                ----------------------------------------   ----------------------------------------
                                FOR THE PERIOD         PERIOD FROM         FOR THE PERIOD         PERIOD FROM
                                    ENDED           NOVEMBER 2, 1998           ENDED           NOVEMBER 2, 1998
                                APRIL 30, 2000   TO OCTOBER 31, 1999 (b)   APRIL 30, 2000   TO OCTOBER 31, 1999 (b)
                                --------------   -----------------------   --------------   -----------------------
                                 (UNAUDITED)                                (UNAUDITED)
NET ASSET VALUE -- BEGINNING
  OF PERIOD                        $  11.91              $  9.66              $ 11.94               $  9.66
                                   --------              -------              -------               -------
INVESTMENT ACTIVITIES:
  Net investment income                0.04                 0.09                 0.04                  0.10
  Net realized and unrealized
     gain                              0.76                 2.25                 0.76                  2.27
                                   --------              -------              -------               -------
       Total investment
          activities                   0.80                 2.34                 0.80                  2.37
                                   --------              -------              -------               -------
DISTRIBUTIONS:
  Net investment income               (0.04)               (0.09)               (0.04)                (0.09)
  Net realized gains                  (0.02)                  --                (0.02)                   --
                                   --------              -------              -------               -------
       Total distributions            (0.06)               (0.09)               (0.06)                (0.09)
                                   --------              -------              -------               -------
NET ASSET VALUE -- END OF
  PERIOD                           $  12.65              $ 11.91              $ 12.68               $ 11.94
                                   ========              =======              =======               =======
  Total Return (excluding
     sales charge) (a)                 6.69%               24.27%                6.74%                24.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period
  (000)                            $142,723              $72,049              $27,016               $17,389
Ratio of expenses to average
  net assets                           0.63%(c)             0.63%(c)             0.48%(c)              0.48%(c)
Ratio of net investment income
  to average net assets                0.60%(c)             0.69%(c)             0.72%(c)              0.87%(c)
Ratio of expenses to average
  net assets*                          0.72%(c)             0.83%(c)             0.57%(c)              0.67%(c)
Ratio of net investment income
  to average net assets*               0.51%(c)             0.49%(c)             0.63%(c)              0.67%(c)
Portfolio turnover rate (a,d)         50.40%               55.07%               50.40%                55.07%

------------------------------------------------------
*   Ratios calculated as if no fees were waived or expenses reimbursed.

(a) Not Annualized.

(b) The Service and Institutional Service Class shares (formerly known as Class R and Class Y, respectively) were first offered to the public on November 2, 1998.

(c) Annualized.

(d) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

            NATIONWIDE(R) S&P 500 INDEX FUND SEMI-ANNUAL REPORT               15

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                      LOCAL FUND SHARES
                                                -------------------------------------------------------------
                                                FOR THE PERIOD      FOR THE YEAR            PERIOD FROM
                                                    ENDED              ENDED               JULY 24, 1998
                                                APRIL 30, 2000    OCTOBER 31, 1999    TO OCTOBER 31, 1998 (a)
                                                --------------    ----------------    -----------------------
                                                 (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD             $ 11.95            $  9.66                 $ 10.00
                                                   -------            -------                 -------
INVESTMENT ACTIVITIES:
  Net investment income                               0.06               0.12                    0.04
  Net realized and unrealized gain                    0.74               2.27                   (0.35)
                                                   -------            -------                 -------
       Total investment activities                    0.80               2.39                   (0.31)
                                                   -------            -------                 -------
DISTRIBUTIONS:
  Net investment income                              (0.05)             (0.10)                  (0.03)
  Net realized gains                                 (0.02)                --                      --
                                                   -------            -------                 -------
       Total distributions                           (0.07)             (0.10)                  (0.03)
                                                   -------            -------                 -------
NET ASSET VALUE -- END OF PERIOD                   $ 12.68            $ 11.95                 $  9.66
                                                   =======            =======                 =======
  Total Return (d)                                    6.73%             24.85%                  (3.08)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, at end of period (000)                 $20,037            $30,674                 $22,325
Ratio of expenses to average net assets               0.35%(b)           0.35%                   0.35%(b)
Ratio of net investment income to average net
  assets                                              0.86%(b)           1.05%                   1.55%(b)
Ratio of expenses to average net assets*              0.39%(b)           0.52%                   0.64%(b)
Ratio of net investment income to average net
  assets*                                             0.82%(b)           0.88%                   1.26%(b)
Portfolio turnover rate (c,d)                        50.40%             55.07%                   3.07%

------------------------------------------------------
*   Ratios calculated as if no fees were waived or expenses reimbursed.

(a) The Local Fund Shares was first offered to the public on July 24, 1998.

(b) Annualized.

(c) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) Not Annualized.

See accompanying notes to financial statements.

 16              NATIONWIDE(R) S&P 500 INDEX FUND SEMI-ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                         NOTES TO FINANCIAL STATEMENTS

                           APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nationwide Mutual Funds ("NMF" or the "Trust"), formerly known as Nationwide Investing Foundation III, is a registered open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, subsequently amended, and is registered under the Investment Company Act of 1940, as amended. The Trust offers shares in twenty-eight separate series, or mutual funds, each with its own investment objectives. The accompanying financial statements and financial highlights relate only to the Nationwide S&P 500 Index Fund (the "Fund"), a non-diversified portfolio.

The Fund currently offers six classes of shares: Class A, Class B, Institutional Class, Service Class (formerly known as Class R shares), Institutional Service Class (formerly known as Class Y shares), and Local Fund shares. Class A and B shares of the Fund are available to all investors. The Class A, Class B, and Institutional Class of shares were first offered to the public on December 29, 1999. The Class A shares are purchased with a 5.75% maximum front-end sales charge. The Class B shares are subject to a 5.00% maximum deferred sales charge (known as a contingent deferred sales charge or CDSC) if you sell your shares within six years of purchase and contain a conversion feature to Class A shares after you have held them for seven years. Sales charges are paid to the Fund's distributor, Nationwide Advisory Services, Inc. (NAS) which either retains them or pays a selling representative. The Institutional Class, Service Class, Institutional Service Class, and Local Fund shares have no sales charges and are each available to a limited group of investors, such as certain affiliated fund of funds, insurance company separate accounts, or tax-exempt employee benefit plans.

Class A, Class B, Service Class and Local Fund shares pay distribution and/or service (12b-1) fees under a Distribution Plan of 0.25%, 1.00%, 0.15% and 0.07%, respectively. These fees are either retained or paid by NAS to brokers for distribution and shareholders services.

Class A, Service Class, and Institutional Service Class shares also pay administrative service fees of up to 0.25%. These fees are paid to brokers and other entities that provide administrative support services to the beneficial owners of the shares.

(A) SECURITY VALUATION

          1. Securities traded on a national securities exchange are valued at the last quoted sale price as provided by an independent pricing agent. Securities traded in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price as provided by an independent pricing agent.

          2. The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held either in Federal Reserve/Treasury book-entry system, by the Fund's custodian or an approved sub-custodian.

          3. Securities for which reliable market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's administrator or sub-administrator, are valued in accordance with procedures authorized by the Trust's Board of Trustees.

            NATIONWIDE(R) S&P 500 INDEX FUND SEMI-ANNUAL REPORT               17

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

(B) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the pro rata amortization of premium or discount.

(C) FEDERAL INCOME TAXES

The Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code, and to distribute all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Fund to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

As of the fiscal year ended October 31,1999, the Fund had no net capital loss carryover.

(D) DIVIDENDS TO SHAREHOLDERS

          1. Dividend income, if any, is paid quarterly and is recorded on the ex-dividend date.

          2. Distributable net realized capital gains, if any, are declared and distributed at least annually.

          3. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the Fund.

As of the fiscal year ended October 31, 1999, no reclassifications were necessary.

(E) EXPENSES

General expenses of the Trust, not directly attributable to the Fund or to any class of shares, are allocated to the Fund based upon the Fund's relative average net assets or another appropriate basis, as approved by the Trust's Board of Trustees. Once these expenses are allocated to the Fund, they are sub-allocated to the classes based on total shares outstanding for each class.

Direct expenses of the Fund are allocated to the Fund and sub-allocated to the classes as described above.

Direct expenses of a class are allocated to that class unless otherwise directed as approved by the Trust's Board of Trustees. For example, distribution fees and administrative servicing fees are borne by the specific class of shares to which they apply.

 18              NATIONWIDE(R) S&P 500 INDEX FUND SEMI-ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

(F) USE OF ESTIMATES

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions. This can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

(G) CAPITAL SHARE TRANSACTIONS

Transactions in class level shares of the Funds were as follows:

                                CAPITAL TRANSACTIONS:
                                ---------------------
                                     PERIOD FROM
                                    DECEMBER 29,
                                        1999
                                    TO APRIL 30,
                                      2000 (a)
                                ---------------------
CLASS A SHARES:
  Proceeds from shares
    issued....................        $785,603
  Dividends reinvested........             487
  Cost of shares redeemed.....         (10,196)
                                      --------
    Change in net assets......        $775,894
                                      ========
CLASS B SHARES:
  Proceeds from shares
    issued....................        $273,818
  Dividends reinvested........             201
  Cost of shares redeemed.....              --
                                      --------
    Change in net assets......        $274,019
                                      ========
INSTITUTIONAL CLASS:
  Proceeds from shares
    issued....................        $ 50,500
  Dividends reinvested........              23
  Cost of shares redeemed.....              --
                                      --------
    Change in net assets......        $ 50,523
                                      ========

                                 SHARE TRANSACTIONS:
                                 -------------------
                                     PERIOD FROM
                                    DECEMBER 29,
                                        1999
                                    TO APRIL 30,
                                      2000 (a)
                                 -------------------
CLASS A SHARES:
  Issued.......................        61,810
  Reinvested...................            37
  Redeemed.....................          (743)
                                       ------
    Change in shares...........        61,113
                                       ======
CLASS B SHARES:
  Issued.......................        21,330
  Reinvested...................            15
  Redeemed.....................            --
                                       ------
    Change in shares...........        21,345
                                       ======
INSTITUTIONAL CLASS:
  Issued.......................         3,906
  Reinvested...................             2
  Redeemed.....................            --
                                       ------
    Change in shares...........         3,908
                                       ======

                                  CAPITAL TRANSACTIONS:
                              -----------------------------
                                              PERIOD FROM
                               SIX MONTHS     NOVEMBER 2,
                                 ENDED            1998
                               APRIL 30,     TO OCTOBER 31,
                                  2000          1999 (b)
                               ----------    --------------
SERVICE CLASS:
  Proceeds from shares
    issued..................  $ 71,619,896    $69,746,897
  Dividends reinvested......       455,142        179,657
  Cost of shares redeemed...    (6,947,809)      (403,176)
                              ------------    -----------
    Change in net assets....  $ 65,127,229    $69,523,378
                              ============    ===========
INSTITUTIONAL SERVICE CLASS:
  Proceeds from shares
    issued..................  $ 17,654,840    $21,188,128
  Dividends reinvested......       109,396         59,524
  Cost of shares redeemed...    (9,365,363)    (4,730,253)
                              ------------    -----------
    Change in net assets....  $  8,398,873    $16,517,399
                              ============    ===========

                                 SHARE TRANSACTIONS:
                            -----------------------------
                                            PERIOD FROM
                             SIX MONTHS     NOVEMBER 2,
                               ENDED            1998
                             APRIL 30,     TO OCTOBER 31,
                                2000          1999 (b)
                             ----------    --------------
SERVICE CLASS:
  Issued..................    5,761,381      6,068,255
  Reinvested..............       36,015         15,874
  Redeemed................     (567,059)       (35,005)
                             ----------      ---------
    Change in shares......    5,230,337      6,049,124
                             ==========      =========
INSTITUTIONAL SERVICE
  CLASS:
  Issued..................    1,421,049      1,862,525
  Reinvested..............        8,598          5,266
  Redeemed................     (755,449)      (411,712)
                             ----------      ---------
    Change in shares......      674,198      1,456,079
                             ==========      =========

---------------

(a) The Class A, Class B, and Institutional Class shares were first offered to the public on December 29, 1999.

(b) The Service Class and Institutional Service Class shares (formerly known as Class R and Y shares, respectively) were first offered to the public on November 2, 1998.

            NATIONWIDE(R) S&P 500 INDEX FUND SEMI-ANNUAL REPORT               19

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                CAPITAL TRANSACTIONS:
                            -----------------------------
                             SIX MONTHS
                               ENDED         YEAR ENDED
                             APRIL 30,      OCTOBER 31,
                                2000            1999
                             ----------     -----------
LOCAL FUND SHARES:
  Proceeds from shares
    issued................  $ 3,077,132     $ 4,518,043
  Dividends reinvested....      163,860         251,517
  Cost of shares
    redeemed..............  (16,003,003)     (1,935,150)
                            ------------    -----------
    Change in net
      assets..............  $(12,762,011)   $ 2,834,410
                            ============    ===========

                                 SHARE TRANSACTIONS:
                            -----------------------------
                             SIX MONTHS
                               ENDED         YEAR ENDED
                             APRIL 30,      OCTOBER 31,
                                2000            1999
                             ----------     -----------
LOCAL FUND SHARES:
Issued....................      249,218        403,295
  Reinvested..............       13,032         22,730
  Redeemed................   (1,249,726)      (169,513)
                             ----------      ---------
    Change in shares......     (987,476)       256,512
                             ==========      =========

2. TRANSACTIONS WITH AFFILIATES

Under the terms of the investment advisory agreement, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Fund. VMF also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadviser. Prior to December 29, 1999, The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Bank Corp., served as the subadviser for the Fund. Since December 29, 1999, Fund Asset Management ("FAM"), part of Merrill Lynch Asset Management Group, has been managing the Fund's investments and has the responsibility for making all investment decisions for the Fund. Under the terms of the investment advisory agreement, the Fund pays VMF a management fee, based on the Fund's average daily net assets. From such fees, pursuant to the subadvisory agreement, VMF pays subadvisory fees to FAM.

Additional information regarding investment advisory fees for VMF and the subadviser is as follows for the period ended April 30, 2000:

                               TOTAL      ADVISORY       PAID        TOTAL      ADVISORY       PAID
       AVERAGE DAILY          ADVISORY      FEE           TO        ADVISORY      FEE           TO
         NET ASSETS             FEE       RETAINED    SUBADVISER      FEE       RETAINED    SUBADVISER*
       -------------          --------    --------    ----------    --------    --------    -----------
Up to $200 million..........    0.13%       0.08%        0.05%      $100,003    $50,258       $49,745
Next $800 million...........    0.13%       0.09%        0.04%
Next $500 million...........    0.13%       0.11%        0.02%
Next $1.5 billion...........    0.12%       0.10%        0.02%
$3 billion and more.........    0.11%       0.09%        0.02%

---------------

*Includes fees paid to The Dreyfus Corporation prior to December 29, 1999, and fees paid to FAM after December 29, 1999.

VMF has voluntarily agreed to waive advisory fees, and if necessary, reimburse expenses of the Fund in order to limit annual Fund operating expenses to 0.63% for Class A shares, 1.23% for Class B shares, 0.23% for Institutional Class shares, 0.63% for Service Class shares, 0.48% for Institutional Service Class shares, and 0.35% for Local Fund shares. During the six-month period ended April 30, 2000, VMF reduced expenses for the Fund as follows:

 TOTAL     ADVISORY     OTHER      TOTAL FEES     NET
  FUND       FEE         FEES       WAIVED/       FUND
EXPENSES    WAIVED    REIMBURSED   REIMBURSED   EXPENSES
--------   --------   ----------   ----------   --------
$496,475   $64,283       $--        $64,283     $432,192

 20              NATIONWIDE(R) S&P 500 INDEX FUND SEMI-ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, NAS, the Funds' Distributor, is also compensated by the Fund for expenses associated with the distribution of shares of the Fund. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% for Class A shares, 1.00% for Class B shares, 0.15% for Service Class shares, and 0.07% for Local Fund shares. During the six-month period ended April 30, 2000, the Fund paid distribution fees totaling $88,860.

Pursuant to an Underwriting Agreement, NAS serves as principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge. Such fees are deducted from and are not included in proceeds from sales of Class A shares. From such fees, NAS pays sales commissions, salaries, and other expenses in connection with generating new sales of shares of the Fund. For the six-month period ended April 30, 2000, the commissions were collected totaling $9,492 for the Class A shares.

NAS receives fees for services as principal underwriter for Class B shares of the Fund. Such fees are contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of an account to fall below the total purchase payments made during the past five years. CDSCs collected for the six-month period ended April 30, 2000, on redemptions of Class B Shares were $8,753.

Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Fund for providing various administrative and accounting services. These fees are calculated daily based on the Fund's average daily net assets and paid monthly. During the six-month period ended April 30, 2000, the Fund paid fund administration fees according to the following schedule:

                                             FUND
          NET ASSETS                    ADMINISTRATION
         AVERAGE DAILY           FEE         FEES
-------------------------------  ----   --------------
Up to $1 billion                 0.05%     $38,463
Next $1 billion                  0.04%

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Fund. For these services, NISI receives fees at $18 per account for Class A and Class B shares and 0.01% of the average daily net assets of all the other classes. During the six-month period ended April 30, 2000, the Fund paid transfer agent fees totaling $8,022.

VSA has entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agent services to the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers and financial institutions, which agree to provide administrative support services. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquiries regarding the Fund, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A, Service Class and Institutional Service Class of shares. For the six-month period ended April 30, 2000, the Fund paid administrative servicing fees totaling $161,764.

3. BANK LOANS

NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus .50%. These interest costs are included in custodian fees in the Statement of Operations. No compensating balances are required.

            NATIONWIDE(R) S&P 500 INDEX FUND SEMI-ANNUAL REPORT               21

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

4. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. Government and short-term securities) for the six-month period ended April 30, 2000, are summarized below. There were no purchases or sales of U.S. Government Obligations.

          SECURITIES
------------------------------
 PURCHASES            SALES
 ---------         -----------
$71,437,702        $10,178,127

Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation at April 30, 2000, are the following components:

   GROSS                GROSS                  NET
 UNREALIZED           UNREALIZED            UNREALIZED
APPRECIATION        (DEPRECIATION)         APPRECIATION
------------        --------------        --------------
$28,875,920          $(12,559,604)         $16,316,316

 22              NATIONWIDE(R) S&P 500 INDEX FUND SEMI-ANNUAL REPORT